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First Variable Life Insurance Company
2122 York Road
Oak Brook, IL 60523


May 8, 1998


VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
450 Fifth Street, N.W.
Washington, DC 20549


Re:      First Variable Annuity Fund E
         File Nos. 333-12197 and 811-4092
         --------------------------------

Dear Sir/Madam:

On behalf of the above captioned Registrant and pursuant to Securities Act Rule 497(j), we hereby certify that the prospectus and Statement of Additional Information that would have been filed under Rule 497(c) does not differ from that contained in the Registrant's Post-Effective Amendment No. 2 (File No. 333-12197), which Amendment has been filed electronically.

If you have any questions, please feel free to contact the undersigned.


Sincerely,


/s/ ARNOLD R. BERGMAN
---------------------
Arnold R. Bergman
Vice President, General Counsel & Secretary